Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) profit	$ (2,019,515)	$ 2,438,095	$ 1,917,771
Adjustments for:-
Depreciation of property, plant and equipment	61,880	233,659	173,215
Deferred tax credit		(30,523)	(7,832)
Provision for inventory impairment	1,504,397
Changes in operating assets and liabilities:
Accounts receivable	4,409,447	(5,932,488)	(40,219)
Inventories	(1,351,188)	1,918,499	(1,822,381)
Prepayments	(1,293,031)	(274,417)
Deposits paid	(10,918)	(8,967)	(586,096)
Accounts payable		(200,608)	200,608
Accrued expenses and other payables	(213,080)	365,238	23,474
Amounts due with related parties	(19,525)	6,045	(108,699)
Current income tax payable	(180,913)	621,851	370,419
Net cash provided by (used in) operating activities	887,554	(863,616)	120,260
Cash flows from investing activities
Prepayment for long term assets	(15,888,928)
Acquisition of property, plant and equipment			(481,173)
Net cash used in investing activities	(15,888,928)		(481,173)
Cash flows from financing activities
(Repayment of) proceeds from borrowings	(777,893)	777,893
Deemed capital reduction on reorganization		(10)
Proceeds from Pro Rata Share Issuance deemed as share split		2,699
Proceeds from issuance of shares of Top Wealth International			576,912
Net proceeds from public offer	15,687,297
Net cash provided by financing activities	14,909,404	780,582	576,912
(Decrease) increase in cash and cash equivalents	(91,970)	(83,034)	215,999
Cash and cash equivalents at beginning of year	134,350	217,384	1,385
Cash and cash equivalents at end of year	42,380	134,350	217,384
Analysis of the balance of cash and cash equivalents
Bank balances	$ 42,380	$ 134,350	$ 217,384